Consolidation Assets and Liabilities of Unconsolidated VIEs and Federated's Maximum Risk of Loss (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Variable Interest Entity [Line Items]
Investments in money market products included in cash and cash equivalents	$ 44.0		$ 191.2
Investments in money market products included in investments	177.5		105.8
Investment Companies [Member]
Variable Interest Entity [Line Items]
Unconsolidated VIE assets	290,517.7	[1]	275,365.1	[1]
Unconsolidated VIE liabilities	0	[1]	0	[1]
Total remaining carrying value of investment and maximum risk of loss	221.5	[1]	297.0	[1]
Collateralized Debt Obligations [Member]
Variable Interest Entity [Line Items]
Unconsolidated VIE assets	2.1	[2]	12.8	[2]
Unconsolidated VIE liabilities	12.0	[2]	121.6	[2]
Total remaining carrying value of investment and maximum risk of loss	0	[2]	0	[2]
Equity Investment [Member]
Variable Interest Entity [Line Items]
Unconsolidated VIE assets	4.5		6.4
Unconsolidated VIE liabilities	0.7		2.4
Total remaining carrying value of investment and maximum risk of loss	$ 7.1		$ 7.4

[1]	The unconsolidated VIE assets for the investment companies represent total net assets under management for the related investment companies. Of Federated’s $221.5 million invested in these entities at December 31, 2011, $44.0 million represents investments in money market funds included in Cash and cash equivalents, with the remaining $177.5 million included in Investments on the Consolidated Balance Sheets. Of Federated’s $297.0 million invested in these entities at December 31, 2010, $191.2 million represents investments in money market funds included in Cash and cash equivalents, with the remaining $105.8 million included in Investments on the Consolidated Balance Sheets.
[2]	The risk of loss does not include the potential loss associated with related deferred tax assets expiring unutilized.